Financial risk management - Additional Information (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Allowance for losses of individual assess receivables	¥ 1,296,000	¥ 2,036,000
Net debt outstanding	¥ 0	¥ 0